T. ROWE PRICE Global Technology Fund
March 31, 2022 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 95.1%
FINANCIAL SERVICES 1.4%
Payments 1.4%
Adyen (EUR) (1) 40,567 80,351
One97 Communications, Acquisition Date: 12/3/19, Cost $6,129
(INR) (1)(2) 240,730 1,589
Stripe, Class B, Acquisition Date: 5/18/21, Cost $5,832 (1)(2)(3) 145,338 5,969
Total Financial Services 87,909
HARDWARE 0.0%
Consumer Electronics 0.0%
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $9,250 (1)(2)
(3) 2,456,552 2,014
Total Hardware 2,014
INDUSTRIALS 8.0%
Automobile Manufacturers 8.0%
Rivian Automotive, Acquisition Date: 7/10/20 - 1/19/21,
Cost $32,373 (1)(2) 1,334,951 63,714
Rivian Automotive, Class A (1) 601,784 30,234
Tesla (1) 367,100 395,587
Total Industrials 489,535
INTERNET 12.8%
China Internet Media/Advertising 1.0%
Tencent Holdings (HKD)  1,311,100 60,434
60,434
China Internet Retail 0.1%
JD.com, Class A (HKD) (1) 99,680 2,829
2,829
Rest of World Internet Media/Advertising 2.4%
Sea, ADR (1) 1,202,337 144,028
144,028
Rest of World Internet Retail 0.6%
MercadoLibre (1) 32,245 38,355
38,355
U.S. Internet Retail 4.5%
Amazon.com (1) 76,026 247,841
Etsy (1) 186,893 23,227
Rent the Runway, Acquisition Date: 3/21/19 - 4/30/20,
Cost $7,332 (1)(2) 364,040 2,383

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Rent the Runway, Class A (1) 440,850 3,037
276,488
U.S. Internet Services 4.2%
Canva, Acquisition Date: 11/24/20 - 12/22/21, Cost $85,406 (1)
(2)(3) 58,704 80,131
DoorDash, Class A (1) 1,467,400 171,965
Maplebear DBA Instacart, Acquisition Date: 8/7/20,
Cost $3,550 (1)(2)(3) 76,623 7,356
Maplebear DBA Instacart, Acquisition Date: 8/7/20, Cost $186 (1)
(2)(3) 4,003 384
259,836
Total Internet 781,970
MEDIA & ENTERTAINMENT 3.4%
Direct-to-Consumer Subscription Services 0.2%
Patreon, Acquisition Date: 8/19/21 - 10/14/21, Cost $8,991 (1)(2)
(3) 160,478 8,987
8,987
Video Gaming 3.2%
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $37,575 (1)(2)(3) 58,355 50,284
ROBLOX, Class A (1) 3,111,266 143,865
194,149
Total Media & Entertainment 203,136
REAL ESTATE 0.3%
Real Estate 0.3%
Opendoor Technologies (1) 2,360,976 20,422
Total Real Estate 20,422
SEMICONDUCTORS 13.2%
Foundry 4.8%
Taiwan Semiconductor Manufacturing (TWD)  14,466,000 296,749
296,749
Processors 5.1%
NVIDIA  1,144,982 312,420
312,420
Semiconductor Capital Equipment 3.3%
ASML Holding (EUR)  303,655 202,909
202,909
Total Semiconductors 812,078

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
SOFTWARE 56.0%
Back-Office Applications Software 5.8%
Bill.com Holdings (1) 725,867 164,619
Gusto, Acquisition Date: 10/4/21, Cost $4,568 (1)(2)(3) 158,669 4,562
Intuit  137,913 66,314
Legalzoom.com (1) 945,856 13,375
Paylocity Holding (1) 519,900 106,980
Plex Systems, EC, Acquisition Date: 9/7/21, Cost $87 (1)(2)(3) 86,778 78
Plex Systems, EC, Acquisition Date: 9/7/21, Cost $12 (1)(2)(3) 12,397 12
355,940
Collaboration and Productivity Software 16.7%
Atlassian, Class A (1) 2,046,701 601,382
ServiceNow (1) 527,861 293,960
UiPath, Class A (1) 1,411,710 30,479
Zoom Video Communications, Class A (1) 841,046 98,596
1,024,417
Collaboration And Productivity Software 0.5%
Asana, Class A (1) 742,400 29,674
29,674
Design Software 2.3%
Glodon, Class A (CNH)  5,826,094 45,347
Synopsys (1) 291,278 97,074
142,421
Front-Office Applications Software 8.4%
Braze, Class A (1) 155,605 6,453
Five9 (1) 799,166 88,228
HubSpot (1) 888,211 421,847
516,528
Industry-Specific Software 5.3%
ServiceTitan, Acquisition Date: 5/4/21, Cost $3,490 (1)(2)(3) 34,902 3,435
Shopify, Class A (1) 468,136 316,441
Themis Solutions, Acquisition Date: 4/14/21, Cost $3,205 (1)(2)(3) 142,720 3,441
Toast, Class A (1) 59,380 1,291
324,608
Infrastructure and Developer Tool Software 11.1%
Confluent, Class A (1) 1,312,655 53,819
Databricks, Acquisition Date: 7/24/20 - 8/28/20, Cost $7,954 (1)
(2)(3) 165,620 27,473
MongoDB (1) 764,999 339,346
Snowflake, Class A (1) 813,400 186,374
Twilio, Class A (1) 463,572 76,401
683,413

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Infrastructure And Developer Tool Software 0.3%
HashiCorp, Class A (1) 80,804 4,364
HashiCorp, Class B, Acquisition Date: 3/13/20 - 6/25/20,
Cost $6,053 (1)(2) 219,616 11,266
15,630
Security Software 5.6%
Crowdstrike Holdings, Class A (1) 274,400 62,311
Okta (1) 1,858,504 280,560
342,871
Total Software 3,435,502
Total Common Stocks (Cost $5,069,430) 5,832,566
CONVERTIBLE PREFERRED STOCKS 4.1%
FINANCIAL SERVICES 0.2%
Other Financial Services 0.2%
Coalition, Series E, Acquisition Date: 9/7/21, Cost $14,576 (1)(2)
(3) 882,194 14,576
Total Financial Services 14,576
HEALTHCARE 0.1%
Healthcare Services 0.1%
Capsule, Series D, Acquisition Date: 4/7/21, Cost $6,068 (1)(2)(3) 418,702 6,068
Total Healthcare 6,068
INDUSTRIALS 0.2%
Transportation Technology Services 0.2%
Nuro, Series D, Acquisition Date: 10/29/21, Cost $4,552 (1)(2)(3) 218,364 4,552
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $7,375 (1)(2)(3) 85,888 7,878
Total Industrials 12,430
INTERNET 1.0%
China Internet Media/Advertising 0.5%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $9,606 (1)(2)
(3) 194,898 30,611
30,611
U.S. Internet Services 0.5%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $5,323 (1)(2)(3) 3,123 4,263
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $1,316 (1)(2)(3) 772 1,054
Canva, Series A-4, Acquisition Date: 11/4/21 - 12/17/21,
Cost $153 (1)(2)(3) 90 123

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $3 (1)(2)(3) 2 3
FLEXE, Series C, Acquisition Date: 11/18/20, Cost $5,197 (1)(2)(3) 427,147 8,711
Maplebear DBA Instacart, Series G, Acquisition Date: 7/2/20,
Cost $7,573 (1)(2)(3) 157,469 15,117
Maplebear DBA Instacart, Series I, Acquisition Date: 2/26/21,
Cost $3,391 (1)(2)(3) 27,125 2,604
31,875
Total Internet 62,486
MEDIA & ENTERTAINMENT 0.4%
Direct-to-Consumer Subscription Services 0.4%
Patreon, Series D, Acquisition Date: 7/14/21 - 10/21/21,
Cost $23,806 (1)(2)(3) 425,114 23,806
Total Media & Entertainment 23,806
SOFTWARE 2.2%
Back-Office Applications Software 0.1%
Gusto, Series E, Acquisition Date: 7/13/21, Cost $6,226 (1)(2)(3) 204,816 6,225
6,225
Collaboration and Productivity Software 0.0%
Evernote, Series 4, Acquisition Date: 5/2/12, Cost $1,338 (1)(2)(3) 111,219 534
Evernote, Series 5, Acquisition Date: 11/8/13, Cost $866 (1)(2)(3) 66,613 340
874
Collaboration And Productivity Software 0.3%
Formagrid, Series F, Acquisition Date: 12/8/21, Cost $19,390 (1)
(2)(3) 103,534 19,390
19,390
Industry-Specific Software 0.3%
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $5,223 (1)
(2)(3) 48,666 4,790
ServiceTitan, Series G, Acquisition Date: 6/28/21, Cost $377 (1)
(2)(3) 3,171 312
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $721 (1)(2)(3) 32,120 774
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $72 (1)(2)(3) 3,190 77
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $78 (1)(2)(3) 3,490 84
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $9,129 (1)(2)(3) 406,590 9,803
15,840
Infrastructure and Developer Tool Software 1.5%
Databricks, Series F, Acquisition Date: 10/22/19, Cost $11,114 (1)
(2)(3) 258,785 42,927

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Databricks, Series G, Acquisition Date: 2/1/21, Cost $4,246 (1)(2)
(3) 23,939 3,971
Databricks, Series H, Acquisition Date: 8/31/21, Cost $12,844 (1)
(2)(3) 58,262 9,665
DataRobot, Series F, Acquisition Date: 10/27/20, Cost $15,838 (1)
(2)(3) 1,205,132 25,211
DataRobot, Series G, Acquisition Date: 6/11/21, Cost $12,075 (1)
(2)(3) 441,318 9,233
91,007
Total Software 133,336
Total Convertible Preferred Stocks (Cost $188,476) 252,702
SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.9%
T. Rowe Price Treasury Reserve Fund, 0.29% (4)(5) 55,845,563 55,846
Total Short-Term Investments (Cost $55,846) 55,846
Total Investments in Securities 100.1%
(Cost $5,313,752) $ 6,141,114
Other Assets Less Liabilities (0.1)% (6,841)
Net Assets 100.0% $ 6,134,273
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $525,780 and represents 8.6% of net assets.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies

T. ROWE PRICE Global Technology Fund

ADR American Depositary Receipts
CNH Offshore China Renminbi
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
HKD Hong Kong Dollar
INR Indian Rupee
TWD Taiwan Dollar

T. ROWE PRICE Global Technology Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Treasury Reserve Fund, 0.29% $ —# $ — $ 11+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
T. Rowe Price Treasury Reserve
Fund, 0.29% $ 156,407  ¤  ¤ $ 55,846^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $11 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $55,846.

T. ROWE PRICE Global Technology Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Technology Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Global Technology Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Global Technology Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 4,870,869 $ 767,571 $ 194,126 $ 5,832,566
Convertible Preferred Stocks — — 252,702 252,702
Short-Term Investments 55,846 — — 55,846
Total $ 4,926,715 $ 767,571 $ 446,828 $ 6,141,114

T. ROWE PRICE Global Technology Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2022. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at March 31, 2022, totaled $(67,046,000) for the period ended
March 31, 2022.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
12/31/21
Gain (Loss)
During
Period
Ending
Balance
3/31/22
Investment in Securities
Common Stocks $ 235,376 $ (41,250) $ 194,126
Convertible Preferred Stocks 278,498 (25,796) 252,702
Total $ 513,874 $ (67,046) $ 446,828
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stock
$ 194,126 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
3%
– 10%
9% Decrease
Market
comparable
Enterprise
value to sales
multiple
3.6x
– 22.9x
14.2x Increase
Sales growth
rate
17%
– 75%
47% Increase
Enterprise
value to gross
profit multiple
7.1x
– 33.8x
23.6x Increase

T. ROWE PRICE Global Technology Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Gross profit
growth rate
36%
– 66%
57% Increase
Enterprise
value to
EBITDA
multiple
12.7x
– 95.2x
43.3x Increase
EBITDA
growth rate
65%
- 108%
88% Increase
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 252,702 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Premium for
liquidation
preference
—# —# Increase
Probability
for potential
outcome
20%
- 50%
33% Increase
Enterprise
value to sales
multiple
2.5x
– 22.9x
12.8x Increase
Sales growth
rate
3% - 75% 51% Increase
Enterprise
value to gross
profit multiple
3.6x
– 29.7x
20.9x Increase
Gross profit
growth rate
4%
– 66%
56% Increase
Enterprise
value to
EBITDA
multiple
12.7x
- 95.2x
43.3x Increase
EBITDA
growth rate
65%
- 108%
88% Increase

T. ROWE PRICE Global Technology Fund

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to EBIT
multiple
11.8x
- 17.0x
14.0x Increase
EBIT growth
rate
23%
- 42%
33% Increase
Discount
for lack of
collectability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Global Technology Fund

coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F132-054Q1 03/22